Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40929
Entity Registrant Name	Newcourt Acquisition Corp
Entity Central Index Key	0001849475
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	657
Local Phone Number	271-4617
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false